UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10405

Alpine Series Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY 10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments.

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments

July 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stocks-101.3%

Aerospace & Defense-0.8%
33,000	Airbus Group NV	$1,914,666

Airlines-0.8%
31,498	Japan Airlines Co., Ltd.	1,739,869

Auto Components-1.7%
19,000	Delphi Automotive PLC	1,269,200
454,000	GKN PLC	2,612,164
		3,881,364

Banks-5.5%
93,500	Banco Bilbao Vizcaya Argentaria SA	1,149,367
99,000	Bangkok Bank PCL	598,858
218,500	Finecobank SpA	1,146,923
48,300	Hana Financial Group, Inc.	1,945,176
101,900	Mitsubishi UFJ Financial Group, Inc.	600,935
27,700	PNC Financial Services Group, Inc. (a)	2,286,912
35,500	Sberbank of Russia-ADR	293,940
76,500	Standard Chartered PLC	1,586,439
12,300	Sumitomo Mitsui Financial Group, Inc.	501,403
46,300	Wells Fargo & Co. (a)	2,356,670
		12,466,623

Beverages-2.2%
21,000	Anheuser-Busch InBev NV-ADR	2,267,580
87,500	Diageo PLC	2,627,828
		4,895,408

Capital Markets-1.4%
65,400	Daiwa Securities Group, Inc.	549,097
198,000	Fortress Investment Group LLC-Class A	1,433,520
88,000	Och-Ziff Capital Management Group, LLC-Class A (a)	1,197,680
		3,180,297

Chemicals-2.2%
149,000	Clariant AG	2,773,915
7,800	Linde AG	1,590,878
11,931	Symrise AG	624,738
		4,989,531

Commercial Services & Supplies-1.4%
34,500	ISS A/S	1,106,224
74,231	KAR Auction Services, Inc.	2,175,711
		3,281,935

Communications Equipment-2.2%
91,000	Cisco Systems, Inc. (a)	2,295,930
37,500	QUALCOMM, Inc. (a)	2,763,750
		5,059,680

Construction & Engineering-2.9%
432,813	Abengoa SA-B Shares	2,301,027
1,894,000	China Railway Construction Corp., Ltd.-Class H	1,810,512
34,600	Vinci SA	2,387,846
		6,499,385

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Containers & Packaging-1.1%
590,000	DS Smith PLC	2,601,778

Diversified Financial Services-2.1%
82,900	Bank of America Corp. (a)	1,264,225
172,000	Cerved Information Solutions SpA	1,082,028
48,900	Citigroup, Inc. (a)	2,391,699
		4,737,952

Electric Utilities-0.5%
26,300	Northeast Utilities	1,154,570

Electronic Equipment, Instruments & Components-1.3%
46,000	TE Connectivity, Ltd.	2,846,940

Energy Equipment & Services-3.5%
17,300	Bristow Group, Inc.	1,234,701
138,000	Canadian Energy Services & Technology Corp.	1,201,101
25,000	Gulfmark Offshore, Inc.-Class A	956,750
33,500	Oceaneering International, Inc.	2,274,985
52,000	Petroleum Geo-Services ASA	441,691
145,000	Precision Drilling Corp.	1,806,700
		7,915,928

Food & Staples Retailing-1.3%
44,000	Walgreen Co. (a)	3,025,880

Food Products-2.5%
61,000	Mondelez International, Inc.-Class A (a)	2,196,000
46,500	Nestle SA	3,442,860
		5,638,860

Health Care Equipment & Supplies-1.5%
39,189	Covidien PLC (a)	3,390,240

Health Care Providers & Services-4.2%
8,000	Fresenius Medical Care AG & Co. KGaA	554,543
9,000	Fresenius SE & Co. KGaA	1,345,855
45,000	HCA Holdings, Inc. (a)	2,938,950
17,300	McKesson Corp. (a)	3,319,178
16,500	UnitedHealth Group, Inc.	1,337,325
		9,495,851

Hotels, Restaurants & Leisure-1.0%
15,500	Las Vegas Sands Corp. (a)	1,144,675
35,000	Melco Crown Entertainment, Ltd.-ADR	1,162,000
		2,306,675

Household Durables-1.2%
41,600	Lennar Corp.-Class A	1,507,168
37,400	Ryland Group, Inc.	1,200,540
		2,707,708

Household Products-2.0%
35,300	Colgate-Palmolive Co. (a)	2,238,020
20,500	Energizer Holdings, Inc. (a)	2,352,580
		4,590,600

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Independent Power Producers & Energy Traders-0.9%
37,000	Abengoa Yield PLC	1,338,660
20,163	Pattern Energy Group, Inc.	624,851
		1,963,511

Industrial Conglomerates-1.2%
33,500	Koninklijke Philips NV	1,032,489
13,800	Siemens AG	1,704,246
		2,736,735

Insurance-2.3%
9,800	Allianz SE	1,631,563
80,000	BB Seguridade Participacoes SA	1,167,163
14,000	Prudential Financial, Inc.	1,217,580
3,800	Zurich Insurance Group AG	1,103,937
		5,120,243

IT Services-2.4%
34,800	Accenture PLC-Class A (a)	2,758,944
13,500	International Business Machines Corp. (a)	2,587,545
		5,346,489

Life Sciences Tools & Services-1.1%
20,000	Thermo Fisher Scientific, Inc.	2,430,000

Machinery-3.4%
3,024,000	China CNR Corp., Ltd.-Class H (b)	2,536,242
87,500	IMI PLC	2,086,952
25,000	Snap-on, Inc. (a)	3,005,000
		7,628,194

Media-4.0%
56,500	AMC Entertainment Holdings, Inc.-Class A	1,279,160
63,300	Comcast Corp.-Class A (a)	3,401,109
31,200	The Walt Disney Co. (a)	2,679,456
83,000	WPP PLC	1,652,243
		9,011,968

Multi-Utilities-1.0%
76,000	CMS Energy Corp. (a)	2,198,680

Multiline Retail-1.1%
11,500	Kering	2,461,964

Office Electronics-0.9%
160,000	Xerox Corp.	2,121,600

Oil, Gas & Consumable Fuels-7.7%
49,500	Enbridge, Inc. (a)	2,424,510
68,000	Energy XXI Bermuda, Ltd.	1,357,280
12,000	HollyFrontier Corp. (a)	564,120
9,500	Marathon Petroleum Corp.	793,060
19,800	Murphy Oil Corp.	1,230,174
19,400	Occidental Petroleum Corp.	1,895,574
206,000	Scorpio Tankers, Inc.	1,934,340
49,000	The Williams Cos., Inc. (a)	2,774,870
45,000	Total SA	2,902,260
60,000	Trilogy Energy Corp.	1,527,033
		17,403,221

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Paper & Forest Products-0.8%
36,500	International Paper Co.	1,733,750

Pharmaceuticals-5.9%
20,500	Merck & Co., Inc.	1,163,170
42,000	Novartis AG-ADR (a)	3,651,480
78,901	Pfizer, Inc.	2,264,459
11,800	Roche Holding AG	3,424,426
53,000	Sanofi-ADR (a)	2,770,310
		13,273,845

Real Estate Investment Trusts-4.7%
25,900	American Tower Corp. (a)	2,444,701
36,000	Corrections Corp. of America (a)	1,159,920
178	Nippon Building Fund, Inc.	999,332
733,333	Prologis Property Mexico SA de CV	1,525,466
185,654	Scentre Group	586,596
36,500	The Geo Group, Inc.	1,255,965
165,700	Two Harbors Investment Corp. (a)	1,695,111
149,000	Westfield Corp.	1,035,723
		10,702,814

Real Estate Management & Development-2.2%
137,000	BR Malls Participacoes SA	1,183,560
67,000	Cheung Kong Holdings, Ltd.	1,298,701
75,000	Mitsui Fudosan Co., Ltd.	2,476,785
		4,959,046

Road & Rail-4.1%
483,000	All America Latina Logistica SA	1,852,165
20,500	Canadian Pacific Railway, Ltd. (a)	3,893,975
24,200	East Japan Railway Co.	1,938,591
19,500	Ryder System, Inc.	1,679,535
		9,364,266

Semiconductors & Semiconductor Equipment-1.6%
51,600	Avago Technologies, Ltd. (a)	3,580,008

Specialty Retail-2.3%
34,000	Penske Automotive Group, Inc.	1,579,300
665,000	Pets at Home Group PLC	2,001,808
114,000	Pier 1 Imports, Inc.	1,716,840
		5,297,948

Technology, Hardware, Storage & Peripherals-3.2%
47,300	Apple, Inc. (a)	4,520,461
92,600	EMC Corp.	2,713,180
		7,233,641

Textiles, Apparel & Luxury Goods-1.4%
21,500	Adidas AG	1,702,466
18,400	Carter’s, Inc.	1,408,704
		3,111,170

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Tobacco-0.8%
31,391	British American Tobacco PLC	1,838,959

Trading Companies & Distributors-1.7%
190,000	Ashtead Group PLC	2,850,122
21,000	Wolseley PLC	1,093,303
		3,943,425

Transportation Infrastructure-1.0%
527,300	Adani Ports and Special Economic Zone, Ltd.	2,253,549

Water Utilities-1.0%
49,500	American Water Works Co., Inc. (a)	2,364,615

Wireless Telecommunication Services-1.3%
90,000	Vodafone Group PLC-ADR	2,989,800
	Total Common Stocks (Cost $202,963,790)	229,391,181

Equity-Linked Structured Notes-0.9%

Multi-Utilities-0.9%
118,500	Veolia Environnement SA-Morgan Stanley BV	2,098,858
	Total Equity-Linked Structured Notes (Cost $2,323,890)	2,098,858

Principal Amount

Convertible Bonds-0.0% (c)

Household Durables-0.0% (c)
$791,393	PDG Realty SA Empreendimentos e Participacoes-Series 8, 0.000%, 9/19/16 (Brazilian Real) (d)	3,488
	Total Convertible Bonds (Cost $283,909)	3,488
Total Investments (Cost $205,571,589)-102.2%		231,493,527
Liabilities in Excess of Other Assets-(2.2)%		(4,949,731)
TOTAL NET ASSETS 100.0%		$226,543,796

Percentages are stated as a percent of net assets.

(a) All or a portion of the security has been designated as collateral for the line of credit.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2014, securities restricted under Rule 144A had a total value of $2,536,242 which comprised 1.1% of the Fund’s net assets.

(c) Amount is less than 0.05%.

(d) Represents a zero-coupon bond. Rate shown reflects the current yield as of the report date.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.

A/S-Aktieselskab is the Danish term for a stock-based corporation.

BV-Besloten Vennootschap is the Dutch equivalent of a private limited liability company.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PCL-Public Company Limited

PLC-Public Limited Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Accelerating Dividend Fund

Schedule of Portfolio Investments

July 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stocks-96.2%

Aerospace & Defense-1.3%
600	United Technologies Corp.	$63,090

Banks-2.4%
2,700	MidWestOne Financial Group, Inc.	63,450
700	PNC Financial Services Group, Inc.	57,792
		121,242

Beverages-2.7%
650	Anheuser-Busch InBev NV-ADR	70,187
700	PepsiCo, Inc.	61,670
		131,857

Biotechnology-1.7%
650	Amgen, Inc.	82,804

Capital Markets-5.3%
8,200	Fortress Investment Group LLC-Class A	59,368
8,000	JMP Group, Inc.	53,920
2,000	NorthStar Asset Management Group, Inc.	35,820
4,500	Och-Ziff Capital Management Group, LLC-Class A	61,245
2,500	RCS Capital Corp.-Class A	51,550
		261,903

Chemicals-1.2%
450	Air Products & Chemicals, Inc.	59,378

Commercial Services & Supplies-0.6%
600	G&K Services, Inc.-Class A	28,854

Communications Equipment-2.9%
3,000	Cisco Systems, Inc.	75,690
900	QUALCOMM, Inc.	66,330
		142,020

Construction & Engineering-1.2%
3,800	Aecon Group, Inc.	57,191

Diversified Financial Services-1.3%
1,300	Citigroup, Inc.	63,583

Diversified Telecommunication Services-1.0%
1,000	Verizon Communications, Inc.	50,420

Electric Utilities-1.0%
900	Pinnacle West Capital Corp.	48,141

Electronic Equipment, Instruments & Components-1.6%
1,300	TE Connectivity, Ltd.	80,457

Energy Equipment & Services-4.5%
1,100	Bristow Group, Inc.	78,507
2,500	Dawson Geophysical Co.	62,750
750	Schlumberger, Ltd.	81,292
		222,549

Alpine Accelerating Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Food & Staples Retailing-2.5%
750	CVS Caremark Corp.	57,270
950	Walgreen Co.	65,332
		122,602

Food Products-1.3%
2,200	Pinnacle Foods, Inc.	66,286

Gas Utilities-0.9%
900	Atmos Energy Corp.	43,488

Health Care Equipment & Supplies-1.6%
700	Becton, Dickinson & Co.	81,368

Health Care Providers & Services-4.3%
1,000	Aetna, Inc.	77,530
1,100	AmerisourceBergen Corp.	84,601
1,300	Patterson Cos., Inc.	50,713
		212,844

Hotels, Restaurants & Leisure-1.2%
1,750	Melco Crown Entertainment, Ltd.-ADR	58,100

Household Products-2.9%
700	Energizer Holdings, Inc.	80,332
800	The Procter & Gamble Co.	61,856
		142,188

Industrial Conglomerates-1.4%
500	3M Co.	70,445

Insurance-1.3%
750	Prudential Financial, Inc.	65,228

Internet & Catalog Retail-1.3%
1,200	HSN, Inc.	67,068

IT Services-2.9%
375	International Business Machines Corp.	71,876
350	Visa, Inc.-Class A	73,854
		145,730

Life Sciences Tools & Services-1.5%
1,300	Agilent Technologies, Inc.	72,917

Machinery-3.5%
650	Dover Corp.	55,744
500	Snap-on, Inc.	60,100
400	Valmont Industries, Inc.	58,252
		174,096

Media-3.1%
1,300	CBS Corp.-Class B	73,879
1,450	Comcast Corp.-Class A	77,908
		151,787

Metals & Mining-1.1%
700	Kaiser Aluminum Corp.	54,054

Alpine Accelerating Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Multi-Utilities-0.9%
1,600	CMS Energy Corp.	46,288

Oil, Gas & Consumable Fuels-5.8%
500	Chevron Corp.	64,620
1,000	Devon Energy Corp.	75,500
650	Occidental Petroleum Corp.	63,511
2,000	Suncor Energy, Inc.	82,140
		285,771

Pharmaceuticals-3.8%
1,450	AbbVie, Inc.	75,893
1,150	Mylan, Inc. (a)	56,775
1,000	Teva Pharmaceutical Industries, Ltd.-ADR	53,500
		186,168

Real Estate Investment Trusts-2.7%
650	American Tower Corp.	61,353
2,200	Colony Financial, Inc.	48,730
1,500	NorthStar Realty Finance Corp.	24,150
		134,233

Real Estate Management & Development-2.1%
500	Altisource Portfolio Solutions SA (a)	54,190
400	Jones Lang LaSalle, Inc.	49,480
		103,670

Road & Rail-1.3%
3,300	Marten Transport, Ltd.	66,792

Semiconductors & Semiconductor Equipment-2.7%
1,200	Avago Technologies, Ltd.	83,256
1,100	Linear Technology Corp.	48,549
		131,805

Software-2.4%
1,200	Microsoft Corp.	51,792
1,700	Oracle Corp.	68,663
		120,455

Specialty Retail-3.9%
1,250	Dick’s Sporting Goods, Inc.	53,162
1,600	GameStop Corp.-Class A	67,152
4,700	Pier 1 Imports, Inc.	70,782
		191,096

Technology, Hardware, Storage & Peripherals-4.0%
1,190	Apple, Inc.	113,728
2,800	EMC Corp.	82,040
		195,768

Textiles, Apparel & Luxury Goods-2.3%
600	Adidas AG	47,511
1,100	VF Corp.	67,397
		114,908

Alpine Accelerating Dividend Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Thrifts & Mortgage Finance-2.6%
2,500	EverBank Financial Corp.	47,500
4,000	Territorial Bancorp, Inc.	80,400
		127,900

Water Utilities-1.0%
1,000	American Water Works Co., Inc.	47,770

Wireless Telecommunication Services-1.2%
1,800	Vodafone Group PLC-ADR	59,796
	Total Common Stocks (Cost $4,138,020)	4,754,110

Principal Amount

Short-Term Investments-4.1%
$204,000	State Street Eurodollar Time Deposit, 0.01%	204,000
	Total Short-Term Investments (Cost $204,000)	204,000
Total Investments (Cost $4,342,020)-100.3%		4,958,110
Liabilities in Excess of Other Assets-(0.3)%		(14,179)
TOTAL NET ASSETS 100.0%		$4,943,931

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC-Public Limited Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

Alpine Financial Services Fund

Schedule of Portfolio Investments

July 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stocks-151.1%

Banks-55.6%
4,150	1st Constitution Bancorp (a)	$41,936
51,965	1st United Bancorp, Inc. (b)	433,908
8,316	American River Bankshares (a)(b)	75,925
25,895	Banc of California, Inc.	307,374
1,538	Banco ABC Brasil SA (a)	8,779
19,439	Banco de Chile-ADR (b)	1,455,426
13,000	Banco Industrial e Comercial SA (a)	45,382
6,000	Bancorp, Inc. (a)	57,000
46,381	Bank of Commerce Holdings	293,592
5,000	Bank of Georgia Holdings PLC	204,949
69,444	Bank of Ireland (a)	24,401
30,000	Bankwell Financial Group, Inc. (a)	513,000
116,785	Barclays PLC	442,696
8,244	BNC Bancorp	136,686
106,783	Carolina Trust Bank (a)	533,915
5,000	Carter Bank & Trust	57,600
12,493	Centerstate Banks, Inc.	130,177
6,000	Chemical Financial Corp.	165,600
36,627	Citizens First Corp. (a)	415,716
7,095	Comerica, Inc. (b)	356,595
10,000	Community Southern Holdings, Inc.	82,750
9,786	Cordia Bancorp, Inc. (a)	40,612
5,000	County Commerce Bank (a)	90,000
13,900	Credit Agricole SA	188,031
15,000	CU Bancorp (a)	278,400
10,000	DNB ASA	177,216
325,000	Eurobank Ergasias SA (a)	145,734
12,500	Fifth Third Bancorp	256,000
128,572	First BanCorp (a)(b)	660,860
13,900	First Business Financial Services, Inc.	606,318
10,010	First Internet Bancorp	176,076
3,991	HomeTrust Bancshares, Inc. (a)	60,703
5,000	Intervest Bancshares Corp.	39,900
102,875	Investar Holding Corp. (a)(b)	1,442,307
1,800,000	Lloyds Banking Group PLC (a)	2,244,013
6,500	Manhattan Bancorp (a)	24,668
5,000	Metro Bancorp, Inc. (a)	114,750
1,000	Middleburg Financial Corp.	17,710
60,000	Mitsubishi UFJ Financial Group, Inc.	353,838
150,000	Mizuho Financial Group, Inc.	291,221
1,000	National Bank Holdings Corp.-Class A	19,810
450,000	National Bank of Greece SA (a)	1,432,571
6,000	New Resource Bank (a)	27,600
25,000	Nordea Bank AB	335,269
400	North Valley Bancorp (a)	8,416
20,000	OFG Bancorp	319,200
2,375	Old Point Financial Corp.	35,625
10,000	Old Second Bancorp, Inc. (a)	48,400
8,000	OmniAmerican Bancorp, Inc.	197,680
14,644	Pacific Mercantile Bancorp (a)(b)	102,801
47,776	Pacific Premier Bancorp, Inc. (a)(b)	683,197
2,500	Plaza Bank (a)	7,550
7,000	Popular, Inc. (a)	223,300
2,000	QCR Holdings, Inc.	34,200
10,000	Regions Financial Corp.	101,400
73,000	Republic First Bancorp, Inc. (a)(b)	321,200
8,120	SB Financial Group, Inc. (b)	70,806
5,000	Seacoast Commerce Bank (a)	51,375

Alpine Financial Services Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

2,000	Security California Bancorp (a)	20,700
10,200	Select Bancorp, Inc. (a)(b)	68,850
39,000	Shore Bancshares, Inc. (a)	345,150
4,800	Societe Generale SA	240,972
6,500	SouthCrest Financial Group, Inc. (a)	33,150
1,543	Southeastern Bank Financial Corp.	37,032
38,750	Southern National Bancorp of Virginia, Inc. (b)	416,562
13,158	Square 1 Financial, Inc.-Class A (a)	250,791
20,000	Standard Chartered PLC	414,755
2,000	State Bank Financial Corp.	33,020
5,000	Sterling Bancorp	59,500
2,000	Stonegate Bank	47,640
8,000	Sumitomo Mitsui Financial Group, Inc.	326,116
8,000	Summit State Bank (b)	100,720
4,000	Susquehanna Bancshares, Inc.	40,720
3,571	SVB Financial Group (a)	389,310
25,335	Synovus Financial Corp.	596,639
50,000	TBC Bank JSC-GDR (a)(c)	697,500
3,726	TCS Group Holding PLC-GDR (a)(c)	20,120
12,000	Texas Capital Bancshares, Inc. (a)	624,600
58,947	TSB Banking Group PLC (a)(c)	284,628
30,000	Turkiye Garanti Bankasi AS	123,547
16,000	Turkiye Halk Bankasi AS	120,473
50,000	Turkiye Is Bankasi	139,507
2,678	Valley Commerce Bancorp	39,822
29,635,132	VTB Bank OJSC (a)	32,776
62,000	VTB Bank OJSC-GDR (c)	136,214
658	Yadkin Financial Corp. (a)	12,212
11,500	Zions BanCorp.	331,430
		22,996,620

Capital Markets-28.7%
57,300	Aberdeen Asset Management PLC	397,800
1,000	Ameriprise Financial, Inc.	119,600
36,842	Anima Holding SpA (a)	218,333
12,500	Apollo Global Management LLC-Class A	328,250
75,000	Ares Management LP (a)(b)	1,457,250
25,000	BGC Partners, Inc.-Class A (b)	195,750
600	BlackRock, Inc.	182,838
3,300	CI Financial Corp.	106,837
25,000	City of London Investment Group PLC	135,381
66,856	Cowen Group, Inc.-Class A (a)(b)	267,424
4,026	Deutsche Bank AG	137,683
10,000	Evercore Partners, Inc.-Class A	545,600
110,500	Fortress Investment Group LLC-Class A (b)	800,020
13,000	Franklin Resources, Inc. (b)	703,950
24,000	FXCM, Inc.-Class A	326,880
11,100	GAM Holding AG (a)	200,931
18,500	GFI Group, Inc. (b)	83,805
3,000	Greenhill & Co., Inc.	137,310
16,566	Grupo Financiero Interacciones SA de CV	120,298
6,000	Invesco, Ltd.	225,780
12,003	JMP Group, Inc.	80,900
26,900	KKR & Co. LP (b)	616,548
4,869	LPL Financial Holdings, Inc.	231,180
4,443	Manning & Napier, Inc.	76,197
5,000	Morgan Stanley	161,700
26,782	Noah Holdings, Ltd.-ADR (a)	430,119
32,024	NorthStar Asset Management Group, Inc.	573,550
500	Oaktree Capital Group LLC	25,000
33,200	Och-Ziff Capital Management Group, LLC-Class A (b)	451,852
16,904	RCS Capital Corp.-Class A	348,561

Alpine Financial Services Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

1,705	SWS Group, Inc. (a)	12,208
20,000	The Blackstone Group LP (b)	653,600
20,000	The Carlyle Group LP (b)	667,600
2,378	Virtus Investment Partners, Inc.	487,609
36,340	WisdomTree Investments, Inc. (a)	372,848
		11,881,192

Consumer Finance-9.6%
65,571	Ally Financial, Inc. (a)(b)	1,505,510
2,158	Capital One Financial Corp.	171,647
2,000	Credit Acceptance Corp. (a)	227,450
6,000	Discover Financial Services	366,360
17,591	Ezcorp, Inc.-Class A (a)	172,216
91,113	Imperial Holdings, Inc. (a)(b)	621,391
12,500	JGWPT Holdings, Inc.-Class A (a)	138,875
14,500	Santander Consumer USA Holdings, Inc.	277,965
10,000	Synchrony Financial (a)	230,000
3,100	World Acceptance Corp. (a)	251,348
		3,962,762

Diversified Financial Services-15.1%
17,124	BM&FBovespa SA	91,403
11,100	BTG Pactual Participations, Ltd.	173,001
121,448	Cerved Information Solutions SpA	764,012
24,000	Citigroup, Inc. (b)	1,173,840
3,325	CME Group, Inc. (b)	245,850
40,625	Euronext NV (a)(c)	999,308
35,000	Gain Capital Holdings, Inc. (b)	222,600
30,000	Haci Omer Sabanci Holding AS	139,818
3,457	Intercontinental Exchange, Inc.	664,505
4,000	JPMorgan Chase & Co.	230,680
52,285	Medallion Financial Corp.	582,455
10,000	MSCI, Inc. (a)	452,500
7,000	The NASDAQ OMX Group, Inc. (b)	295,330
16,700	Warsaw Stock Exchange	190,961
		6,226,263

Household Durables-0.5%
17,253	UCP, Inc.-Class A (a)	215,145

Insurance-14.3%
1,400	Allianz SE	233,080
1,056	American Equity Investment Life Holding Co.	23,380
5,000	Amtrust Financial Services, Inc.	213,200
5,000	Arthur J Gallagher & Co.	225,000
20,000	Assured Guaranty, Ltd.	446,400
17,000	Atlas Financial Holdings, Inc. (a)	242,420
45,000	BB Seguridade Participacoes SA	656,529
42,200	Brasil Insurance Participacoes e Administracao SA	174,101
8,000	Brown & Brown, Inc.	246,240
61,515	esure Group PLC	267,889
2,888	FBL Financial Group, Inc.-Class A	123,549
19,000	Health Insurance Innovations, Inc.-Class A (a)	251,180
35,700	National General Holdings Corp.	621,537
7,500	Prudential Financial, Inc.	652,275
10,000	QBE Insurance Group, Ltd.	101,076
4,000	The Allstate Corp.	233,800
14,000	The Dai-ichi Life Insurance Co., Ltd.	197,213
5,700	The Phoenix Co., Inc. (a)	315,837
48,000	United Insurance Holdings Corp. (b)	696,960
		5,921,666

Alpine Financial Services Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Internet Software & Services-0.8%
18,701	Bankrate, Inc. (a)	315,299
1,000	Xoom Corp. (a)	21,660
		336,959

IT Services-2.3%
7,400	EVERTEC, Inc.	165,464
1,000	Visa, Inc.-Class A	211,010
25,000	Worldline SA (a)	572,109
		948,583

Real Estate Investment Trusts-9.7%
3,880	Altisource Residential Corp.	89,977
2,000	American Capital Agency Corp.	46,240
5,000	American Residential Properties, Inc. (a)	90,600
8,500	Government Properties Income Trust (b)	198,475
29,714	Hudson Pacific Properties, Inc. (b)	760,679
32,830	Kite Realty Group Trust	200,263
24,687	Lar Espana Real Estate Socimi SA	309,250
13,000	MFA Financial, Inc.	105,820
32,024	NorthStar Realty Finance Corp.	515,586
6,500	Plum Creek Timber Co., Inc.	268,905
3,000	Rayonier, Inc.	102,180
20,000	Rexford Industrial Realty, Inc.	276,600
18,096	Sabra Health Care REIT, Inc.	501,259
7,407	Select Income REIT	205,544
6,557	Silver Bay Realty Trust Corp.	105,961
10,000	Two Harbors Investment Corp.	102,300
4,000	Weyerhaeuser Co.	125,280
		4,004,919

Real Estate Management & Development-2.1%
2,000	Altisource Portfolio Solutions SA (a)	216,760
7,249	Daiwa House Industry Co., Ltd.	147,149
10,400	DAMAC Real Estate Development, Ltd.-GDR (d)	169,441
24,594	Hispania Activos Inmobiliarios SAU	332,619
		865,969

Software-0.5%
6,000	FireEye, Inc. (a)	213,000

Thrifts & Mortgage Finance-11.6%
15,105	Alliance Bancorp, Inc. of Pennsylvania (b)	239,867
50,000	America First Multifamily Investors LP	299,500
2,000	Astoria Financial Corp.	25,760
100,000	Atlantic Coast Financial Corp. (a)	417,000
10,000	Bank Mutual Corp.	60,300
3,000	Cape Bancorp, Inc.	31,110
126,234	Central Federal Corp. (a)	176,727
2,500	Dime Community Bancshares, Inc.	37,800
500	First Defiance Financial Corp.	13,505
2,000	First Savings Financial Group, Inc.	48,270
6,000	Flagstar Bancorp, Inc. (a)	109,800
8,823	HopFed Bancorp, Inc.	106,229
2,000	Laporte Bancorp, Inc.	21,770
4,466	Meta Financial Group, Inc.	164,349
6,000	Nationstar Mortgage Holdings, Inc. (a)	183,060

Alpine Financial Services Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

1,000	Northwest Indiana Bancorp	26,750
6,000	Ocean Shore Holding Co.	87,480
9,000	Ocwen Financial Corp.	271,530
125,001	PennyMac Financial Services, Inc.-Class A (a)(b)	1,891,265
1,000	Peoples Federal Bancshares, Inc.	17,920
23,751	Provident Financial Holdings, Inc. (b)	338,452
2,688	Radian Group, Inc.	34,030
11,000	Riverview Bancorp, Inc. (a)	42,020
1,000	Stonegate Mortgage Corp. (a)	12,870
1,000	TF Financial Corp.	42,230
19,752	United Community Financial Corp.	84,934
		4,784,528

Trading Companies & Distributors-0.3%
2,652	Fly Leasing, Ltd.-ADR	39,621
2,769	Textainer Group Holdings, Ltd.	101,262
		140,883
	Total Common Stocks (Cost $59,011,856)	62,498,489

Preferred Stocks-0.8%

Banks-0.8%
60,538	Banco ABC Brasil SA	345,550
	Total Preferred Stocks (Cost $315,064)	345,550

Investment Companies-0.1%
1,000	ProShares UltraShort 20+ Year Treasury (a)	59,630
	Total Investment Companies (Cost $76,205)	59,630
Total Investments (Cost $59,403,125)-152.0%		62,903,669
Liabilities in Excess of Other Assets-(52.0)%		(21,530,843)
TOTAL NET ASSETS 100.0%		$41,372,826

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security has been designated as collateral for the line of credit.

(c) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 5.2% of the Fund’s net assets.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees. As of July 31, 2014, securities restricted under Rule 144A had a total value of $169,441 which comprised 0.4% of the Fund’s net assets.

AB-Aktiebolag is the Swedish equivalent of a corporation.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AS-Anonim Sirketi is the Turkish term for joint stock company.

ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.

GDR-Global Depositary Receipt

JSC-Joint Stock Company

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OJSC-Open Joint Stock Company

PLC-Public Limited Company

REIT-Real Estate Investment Trust

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Small Cap Fund

Schedule of Portfolio Investments

July 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stocks-98.6%

Banks-4.7%
54,780	Park Sterling Corp.	$375,791
30,959	Southern National Bancorp of Virginia, Inc.	332,809
		708,600

Biotechnology-2.1%
6,417	Ligand Pharmaceuticals, Inc. (a)	315,524

Building Products-3.2%
11,543	Patrick Industries, Inc. (a)	480,766

Capital Markets-2.8%
25,997	Silvercrest Asset Management Group, Inc.-Class A	419,072

Communications Equipment-5.9%
33,656	Applied Optoelectronics, Inc. (a)	605,808
21,166	Ruckus Wireless, Inc. (a)	273,253
		879,061

Construction & Engineering-3.2%
16,816	Dycom Industries, Inc. (a)	472,866

Diversified Consumer Services-3.9%
16,808	Liberty Tax, Inc. (a)	590,129

Diversified Financials-3.1%
7,804	Portfolio Recovery Associates, Inc. (a)	460,124

Energy Equipment & Services-2.2%
37,320	Canadian Energy Services & Technology Corp.	324,819

Food Products-1.0%
1,625	J&J Snack Foods Corp.	146,396

Health Care Equipment & Supplies-3.8%
19,654	Natus Medical, Inc. (a)	565,446

Health Care Providers & Services-3.4%
12,615	National Research Corp.-Class B (a)	505,988

Hotels, Restaurants & Leisure-1.8%
6,519	Popeyes Louisiana Kitchen, Inc. (a)	262,716

Insurance-2.2%
15,137	Employers Holdings, Inc.	322,418

Internet Software & Services-1.8%
33,462	Millennial Media, Inc. (a)	115,444
9,151	NIC, Inc. (a)	154,377
		269,821

Machinery-3.6%
33,998	Hexagon Composites ASA	198,389
11,437	Hillenbrand, Inc.	343,682
		542,071

Alpine Small Cap Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Marine-2.6%
51,205	Scorpio Bulkers, Inc.	393,766

Media-7.3%
66,805	Cumulus Media, Inc.-Class A (a)	346,050
16,205	Live Nation Entertainment, Inc. (a)	376,118
8,112	Nexstar Broadcasting Group, Inc.-Class A	377,938
		1,100,106

Oil, Gas & Consumable Fuels-7.8%
92,033	Delphi Energy Corp. (a)	335,095
7,335	Paramount Resources, Ltd.-Class A (a)	375,243
49,463	Scorpio Tankers, Inc.	464,458
		1,174,796

Pharmaceuticals-5.7%
11,290	Akorn, Inc. (a)	383,070
14,187	Lannett Co., Inc. (a)	476,825
		859,895

Real Estate Investment Trusts-2.5%
16,420	Altisource Residential Corp.	380,780

Real Estate Management & Development-3.2%
20,581	Kennedy-Wilson Holdings, Inc.	481,595

Road & Rail-2.9%
20,553	Celadon Group, Inc.	436,546

Semiconductors & Semiconductor Equipment-7.4%
35,598	Applied Micro Circuits Corp. (a)	297,243
9,595	Monolithic Power Systems, Inc.	395,698
21,373	PDF Solutions, Inc. (a)	409,507
		1,102,448

Software-3.5%
15,615	ACI Worldwide, Inc. (a)	292,625
20,047	Gigamon, Inc. (a)	231,342
		523,967

Thrifts & Mortgage Finance-4.8%
8,093	Meta Financial Group, Inc.	297,822
13,830	Ocwen Financial Corp.	417,251
		715,073

Transportation Infrastructure-2.2%
35,089	Aegean Marine Petroleum Network, Inc.	330,538
	Total Common Stocks (Cost $15,449,870)	14,765,327

Alpine Small Cap Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Principal Amount

Short-Term Investments-1.1%
$162,000	State Street Eurodollar Time Deposit, 0.01%	162,000
	Total Short-Term Investments (Cost $162,000)	162,000
Total Investments (Cost $15,611,870)-99.7%		14,927,327
Other Assets in Excess of Liabilities-0.3%		51,052
TOTAL NET ASSETS 100.0%		$14,978,379

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.

Alpine Transformations Fund

Schedule of Portfolio Investments

July 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stocks-91.2%

Aerospace & Defense-0.4%
2,000	Erickson, Inc. (a)	$29,260

Auto Components-1.0%
14,000	GKN PLC	80,551

Biotechnology-1.3%
1,500	Receptos, Inc. (a)	62,115
6,000	Verastem, Inc. (a)	44,340
		106,455

Chemicals-4.8%
10,000	Clariant AG	186,169
2,500	Eastman Chemical Co.	196,950
		383,119

Commercial Services & Supplies-3.4%
5,000	Deluxe Corp.	275,050

Communications Equipment-1.4%
6,400	Applied Optoelectronics, Inc. (a)	115,200

Containers & Packaging-0.8%
15,000	DS Smith PLC	66,147

Diversified Financial Services-1.9%
10,000	Bank of America Corp.	152,500

Diversified Financials-1.1%
1,500	Portfolio Recovery Associates, Inc. (a)	88,440

Electronic Equipment, Instruments & Components-2.8%
2,000	CTS Corp.	34,780
3,500	Oxford Instruments PLC	74,222
3,700	Universal Display Corp. (a)	113,442
		222,444

Energy Equipment & Services-7.8%
15,000	Canadian Energy Services & Technology Corp.	130,554
1,000	Helmerich & Payne, Inc.	106,260
1,700	Hornbeck Offshore Services, Inc. (a)	74,290
2,000	National Oilwell Varco, Inc.	162,080
1,000	Oceaneering International, Inc.	67,910
7,000	Precision Drilling Corp.	87,220
		628,314

Food & Staples Retailing-1.6%
3,000	Weis Markets, Inc.	127,980

Health Care Equipment & Supplies-5.7%
2,000	Edwards Lifesciences Corp. (a)	180,500
100	Intuitive Surgical, Inc. (a)	45,755
2,000	Natus Medical, Inc. (a)	57,540
2,500	OraSure Technologies, Inc. (a)	20,575
11,000	Synergetics U.S.A., Inc. (a)	34,320
6,000	Zeltiq Aesthetics, Inc. (a)	121,440
		460,130

Alpine Transformations Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Health Care Providers & Services-1.3%
6,923	Select Medical Holdings Corp.	107,583

Household Durables-5.5%
5,000	Garmin, Ltd.	275,200
3,000	Jarden Corp. (a)	167,700
		442,900
Internet & Catalog Retail-6.2%
400	priceline.com, Inc. (a)	496,980

Internet Software & Services-2.9%
200	Google, Inc.-Class A (a)	115,910
200	Google, Inc.-Class C (a)	114,320
		230,230

Machinery-8.9%
34,000	Hexagon Composites ASA	198,400
7,000	Manitex International, Inc. (a)	96,740
1,500	Navistar International Corp. (a)	52,755
3,000	Snap-on, Inc.	360,600
		708,495

Multi-Utilities-0.7%
10,000	Just Energy Group, Inc.	54,111

Office Electronics-2.0%
12,000	Xerox Corp.	159,120

Oil, Gas & Consumable Fuels-4.6%
372	Apache Corp.	38,190
10,000	Emerald Oil, Inc. (a)	73,400
1,000	HollyFrontier Corp.	47,010
14,000	Scorpio Tankers, Inc.	131,460
2,000	Stone Energy Corp. (a)	76,100
		366,160

Paper & Forest Products-1.8%
3,000	International Paper Co.	142,500

Pharmaceuticals-3.2%
2,000	Akorn, Inc. (a)	67,860
3,000	Mylan, Inc. (a)	148,110
8,000	TherapeuticsMD, Inc. (a)	37,120
		253,090

Road & Rail-3.4%
700	AMERCO	184,212
1,000	Ryder System, Inc.	86,130
		270,342

Semiconductors & Semiconductor Equipment-1.2%
5,200	Himax Technologies, Inc.-ADR	33,254
20,000	Vitesse Semiconductor Corp. (a)	60,000
		93,254

Alpine Transformations Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Software-2.8%
15,000	Callidus Software, Inc. (a)	160,800
20,600	Mitek Systems, Inc. (a)	64,890
		225,690

Technology, Hardware, Storage & Peripherals-8.2%
2,800	Apple, Inc.	267,596
7,758	Cray, Inc. (a)	205,742
2,500	Synaptics, Inc. (a)	180,575
		653,913

Trading Companies & Distributors-3.1%
5,000	Ashtead Group PLC	75,003
500	NOW, Inc. (a)	16,095
1,500	United Rentals, Inc. (a)	158,850
57	Veritiv Corp.	2,276
		252,224

Transportation Infrastructure-1.4%
12,000	Aegean Marine Petroleum Network, Inc.	113,040
	Total Common Stocks (Cost $5,461,294)	7,305,222

Principal Amount

Short-Term Investments-7.9%
$630,000	State Street Eurodollar Time Deposit, 0.01%	630,000
	Total Short-Term Investments (Cost $630,000)	630,000
Total Investments (Cost $6,091,294)-99.1%		7,935,222
Other Assets in Excess of Liabilities-0.9%		68,811
TOTAL NET ASSETS 100.0%		$8,004,033

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.
PLC-Public Limited Company

Alpine Equity Income Fund

Schedule of Portfolio Investments

July 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stocks-76.7%

Banks-2.0%
5,000	PNC Financial Services Group, Inc.	$412,800
5,000	Signature Bank (a)	571,950
9,108	Southside Bancshares, Inc.	266,956
8,000	Washington Trust Bancorp, Inc.	275,200
		1,526,906

Biotechnology-1.1%
7,000	Amgen, Inc.	891,730

Capital Markets-2.3%
5,000	Ameriprise Financial, Inc.	598,000
15,000	Apollo Global Management LLC-Class A	393,900
16,621	Oaktree Capital Group LLC	831,050
		1,822,950

Chemicals-3.7%
20,000	E.I. du Pont de Nemours & Co.	1,286,200
13,000	Eastman Chemical Co.	1,024,140
6,000	International Flavors & Fragrances, Inc.	605,940
		2,916,280

Commercial Services & Supplies-1.4%
20,000	Deluxe Corp.	1,100,200

Communications Equipment-0.8%
8,000	QUALCOMM, Inc.	589,600

Consumer Finance-1.1%
11,000	Capital One Financial Corp.	874,940

Diversified Financial Services-5.9%
16,367	Citigroup, Inc.	800,510
11,200	CME Group, Inc.	828,128
42,000	JPMorgan Chase & Co.	2,422,140
49,739	Medallion Financial Corp.	554,092
		4,604,870

Diversified Telecommunication Services-1.9%
18,000	AT&T, Inc.	640,620
16,000	Verizon Communications, Inc.	806,720
		1,447,340

Electric Utilities-1.2%
11,000	American Electric Power Co., Inc.	571,890
5,000	Duke Energy Corp.	360,650
		932,540

Energy Equipment & Services-2.6%
19,800	Ensco PLC-Class A	1,002,870
15,000	Oceaneering International, Inc.	1,018,650
		2,021,520

Alpine Equity Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Food & Staples Retailing-4.4%
15,000	CVS Caremark Corp.	1,145,400
25,000	Safeway, Inc.	861,500
15,000	Walgreen Co.	1,031,550
9,000	Weis Markets, Inc.	383,940
		3,422,390

Health Care Equipment & Supplies-2.8%
8,600	Becton, Dickinson & Co.	999,664
12,000	Zimmer Holdings, Inc.	1,200,840
		2,200,504

Health Care Providers & Services-1.4%
5,000	Cardinal Health, Inc.	358,250
4,000	McKesson Corp.	767,440
		1,125,690

Hotels, Restaurants & Leisure-0.9%
43,000	International Game Technology	727,990

Household Durables-0.9%
20,000	Lennar Corp.-Class A	724,600

Household Products-1.3%
8,000	Colgate-Palmolive Co.	507,200
6,000	The Procter & Gamble Co.	463,920
		971,120

Industrial Conglomerates-2.4%
74,600	General Electric Co.	1,876,190

Insurance-2.7%
7,000	Prudential Financial, Inc.	608,790
7,000	The Chubb Corp.	606,970
27,000	The Hartford Financial Services Group, Inc.	922,320
		2,138,080

IT Services-3.5%
10,000	Accenture PLC-Class A	792,800
10,000	International Business Machines Corp.	1,916,700
		2,709,500

Machinery-0.5%
4,000	Caterpillar, Inc.	403,000

Media-3.8%
10,256	CBS Corp.-Class B	582,849
17,763	CBS Outdoor Americas, Inc.	591,330
27,000	Cinemark Holdings, Inc.	885,600
17,000	Comcast Corp.-Class A	913,410
		2,973,189

Multi-Utilities-1.3%
10,000	Wisconsin Energy Corp.	435,800
19,200	Xcel Energy, Inc.	591,360
		1,027,160

Office Electronics-0.9%
55,000	Xerox Corp.	729,300

Alpine Equity Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Oil, Gas & Consumable Fuels-1.8%
4,000	Chevron Corp.	516,960
18,000	Kinder Morgan, Inc.	647,640
5,000	Teekay LNG Partners LP	214,200
		1,378,800

Pharmaceuticals-6.6%
9,200	Abbott Laboratories	387,504
15,000	AbbVie, Inc.	785,100
24,000	Johnson & Johnson	2,402,160
40,000	Pfizer, Inc.	1,148,000
8,000	Teva Pharmaceutical Industries, Ltd.-ADR	428,000
		5,150,764

Real Estate Investment Trusts-9.4%
4,000	American Tower Corp.	377,560
13,000	Boston Properties, Inc.	1,552,850
63,000	CBL & Associates Properties, Inc.	1,178,100
20,000	Digital Realty Trust, Inc.	1,287,800
5,669	Prologis, Inc.	231,352
16,000	Rayonier, Inc.	544,960
12,000	Simon Property Group, Inc.	2,018,280
8,761	Washington Prime Group, Inc. (a)	165,495
		7,356,397

Road & Rail-0.8%
2,500	AMERCO	657,900

Specialty Retail-1.4%
20,000	TJX Cos., Inc.	1,065,800

Technology, Hardware, Storage & Peripherals-1.7%
14,000	Apple, Inc.	1,337,980

Textiles, Apparel & Luxury Goods-1.7%
5,000	PVH Corp.	550,900
13,000	VF Corp.	796,510
		1,347,410

Trading Companies & Distributors-2.5%
10,000	GATX Corp.	620,000
4,500	Watsco, Inc.	403,065
4,000	WW Grainger, Inc.	940,600
		1,963,665
	Total Common Stocks (Cost $46,355,179)	60,016,305

Alpine Equity Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2014 (Unaudited)

Principal Amount

Bonds-6.5%

U.S. Treasury Bonds-6.5%
$4,000,000	5.250%, 11/15/2028	5,111,248
	Total Bonds (Cost $4,444,422)	5,111,248

Short-Term Investments-9.9%
$7,764,000	State Street Eurodollar Time Deposit, 0.01%	7,764,000
	Total Short-Term Investments (Cost $7,764,000)	7,764,000
Total Investments (Cost $58,563,601)-93.1%		72,891,553
Other Assets in Excess of Liabilities-6.9%		5,398,390
TOTAL NET ASSETS 100.0%		$78,289,943

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

ADR-American Depositary Receipt

PLC-Public Limited Company

Alpine Series Trust

Notes to Schedule of Portfolio Investments

July 31, 2014 (Unaudited)

1.	Organization:

Alpine Series Trust (the “Series Trust”) was organized in 2001 as a Delaware Statutory Trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Alpine Dynamic Dividend Fund, Alpine Accelerating Dividend Fund, Alpine Financial Services Fund, Alpine Small Cap Fund (formerly the Alpine Innovators Fund), Alpine Transformations Fund and Alpine Equity Income Fund (formerly the Alpine Foundation Fund) are six separate funds of the Series Trust. The Alpine Dynamic Dividend Fund, Alpine Accelerating Dividend Fund, Alpine Financial Services Fund, Alpine Small Cap Fund, Alpine Transformations Fund, and Alpine Equity Income Fund, (individually referred to as a “Fund” and collectively, “the Funds”) are diversified funds. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities: The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds' net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Funds' NAV, equity securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation or, lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations, or if market quotations are not available or determined to be unreliable, through procedures and/or guidelines established by the Board. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds' NAV is not calculated. As stated above, if the market prices are not readily available or not reflective of the fair value of the security, as of the close of the regular trading on the NYSE, the security will be priced at fair value following procedures approved by the Board.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Funds may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Funds' pricing time but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds' NAV may differ from quoted or official closing prices.

Fair Value Measurement: The Funds have adopted Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 -	Quoted prices in active markets for identical investments.

Level 2 -	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 -	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Funds' assets and liabilities carried at fair value as of July 31, 2014:

Valuation Inputs
Alpine Dynamic Dividend Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Consumer Discretionary	$20,349,960	$8,428,837	$—	$28,778,797
Consumer Staples	12,080,060	7,909,647	—	19,989,707
Energy	21,975,198	3,343,951	—	25,319,149
Financials	25,578,459	15,588,516	—	41,166,975
Health Care	23,265,112	5,324,824	—	28,589,936
Industrials	16,481,288	24,219,396	—	40,700,684
Information Technology	26,188,358	—	—	26,188,358
Materials	1,733,750	7,591,309	—	9,325,059
Telecommunication Services	2,989,800	—	—	2,989,800
Utilities	6,342,716	—	—	6,342,716
Equity-Linked Structured Notes	—	2,098,858	—	2,098,858
Convertible Bonds	—	3,488	—	3,488
Total	$156,984,701	$74,508,826	$—	$231,493,527

Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$554,807	$—	$554,807
Total	$—	$554,807	$—	$554,807

Valuation Inputs
Alpine Accelerating Dividend Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$4,706,599	$47,511	$—	$4,754,110
Short-Term Investments	—	204,000	—	204,000
Total	$4,706,599	$251,511	$—	$4,958,110

Valuation Inputs
Alpine Financial Services Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Banks	$14,895,922	$8,100,698	$—	$22,996,620
Capital Markets	10,926,445	954,747	—	11,881,192
Consumer Finance	3,962,762	—	—	3,962,762
Diversified Financial Services	5,895,484	330,779	—	6,226,263
Household Durables	215,145	—	—	215,145
IT Services	948,583	—	—	948,583
Insurance	5,122,408	799,258	—	5,921,666
Internet Software & Services	336,959	—	—	336,959
Real Estate Investment Trusts	4,004,919	—	—	4,004,919
Real Estate Management & Development	549,379	316,590	—	865,969
Software	213,000	—	—	213,000
Thrifts & Mortgage Finance	4,784,528	—	—	4,784,528
Trading Companies & Distributors	140,883	—	—	140,883
Preferred Stocks	345,550	—	—	345,550
Investment Companies	59,630	—	—	59,630
Total	$52,401,597	$10,502,072	$—	$62,903,669

Valuation Inputs
Alpine Small Cap Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$14,566,938	$198,389	$—	$14,765,327
Short-Term Investments	—	162,000	—	162,000
Total	$14,566,938	$360,389	$—	$14,927,327

Valuation Inputs
Alpine Transformations Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$6,624,730	$680,492	$—	$7,305,222
Short-Term Investments	—	630,000	—	630,000
Total	$6,624,730	$1,310,492	$—	$7,935,222

Valuation Inputs
Alpine Equity Income Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$60,016,305	$—	$—	$60,016,305
Bonds	—	5,111,248	—	5,111,248
Short-Term Investments	—	7,764,000	—	7,764,000
Total	$60,016,305	$12,875,248	$—	$72,891,553

* For detailed sector, country and state descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended July 31, 2014, there were no transfers between Level 1, Level 2 and Level 3.

B. Federal and Other Income Taxes: It is each Fund's policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to distribute timely, all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Funds intend to undertake procedural steps to claim the benefits of such treaties. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows*:

Fund	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/ (depreciation)
Dynamic Dividend Fund	$205,571,589	$37,360,828	$(11,438,890)	$25,921,938
Accelerating Dividend Fund	4,342,020	736,220	(120,130)	616,090
Financial Services Fund	59,403,125	6,833,201	(3,332,657)	3,500,544
Small Cap Fund	15,611,870	583,966	(1,268,509)	(684,543)
Transformations Fund	6,091,294	2,143,919	(299,991)	1,843,928
Equity Income Fund	58,563,601	15,476,865	(1,148,913)	14,327,952

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds' previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

C. Distributions to Shareholders: Each Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. Distributions to shareholders are recorded at the close of business on the ex-dividend date. All dividends are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. In the event dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes they are reported as returns of capital.

D. Foreign Currency Translation Transactions: Each of the Dynamic Dividend, Accelerating Dividend, Financial Services and Transformations Funds may invest without limitation in foreign securities. The Small Cap Fund and Equity Income Fund may invest up to 20% and 15%, respectively, of the value of its net assets in foreign securities. The books and records of each Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translations gains and losses recorded in the Statements of Operations.

i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date.

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

E. Risks Associated with Foreign Securities and Currencies: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Funds or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

F. Equity-Linked Structured Notes: The Funds may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

G. Forward Currency Contracts: The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objective. The Funds may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by each as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

The following forward currency contracts were held at July 31, 2014:

Dynamic Dividend Fund

Description	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Gain
Contracts Sold:
Swiss Franc	01/07/15	6,300,000	CHF	$7,068,327	$6,941,468	$126,859
Euro	01/07/15	12,800,000	EUR	17,437,568	17,149,976	287,592
British Pound	01/07/15	4,000,000	GBP	6,838,560	6,742,712	95,848
Japanese Yen	01/28/15	600,000,000	JPY	5,886,046	5,841,538	44,508
					$36,675,694	$554,807

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpine Series Trust

By (Signature and Title)	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Date	September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Date	September 25, 2014

By (Signature and Title)*	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr., Chief Financial Officer

Date	September 25, 2014

*  Print the name and title of each signing officer under his or her signature.